Commitments and Contingencies (Details) - Unemployment Insurance Contributions, Independent Contractors - USD ($) $ in Thousands	Dec. 31, 2022	Nov. 30, 2019	Aug. 31, 2018
Gain Contingencies [Line Items]
Unemployment insurance contributions	$ 1,300	$ 1,700	$ 250
Company's liability	$ 248